Restructuring charges - Restructuring Provision (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restructuring Reserve [Roll Forward]
Opening provision	$ 10,748	$ 1,637	$ 6,419
Additional provision in the year	26,674	18,089	0
Utilization	(9,069)	(8,978)	(4,782)
Ending provision	$ 28,353	$ 10,748	$ 1,637